Loans - Additional Information (Detail) (INR) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans pledged as collateral for borrowings	64,148.4	54,698.1